Commodity Derivative Gains (Losses)	12 Months Ended
Dec. 31, 2021
Analysis of income and expense [abstract]
Commodity Derivative Gains (Losses)	COMMODITY DERIVATIVE GAINS (LOSSES)

($ millions)	2021	2020
Realized gains (losses)	(360.8)	245.7
Unrealized losses	(128.1)	(52.4)
Commodity derivative gains (losses)	(488.9)	193.3